Subsequent Events (Details)	Sep. 29, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($)	Aug. 15, 2025 USD ($) item	Jul. 02, 2025 USD ($) $ / shares	Sep. 07, 2021 $ / shares
Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares					$ 0.52
Subsequent event
Subsequent Events
Authorized for repurchase				$ 10,000,000
Repurchase program term (in months)				12 months
Line of Credit Facility, Maximum Borrowing Capacity			$ 25,000,000
Subsequent event | Daqing Facility
Subsequent Events
Final payment which includes balloon payment and last quarterly installment				$ 62,300,000
Spread on variable rate				1.94%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Subsequent event | Revolving credit facilities maturing in August 2027
Subsequent Events
Spread on variable rate			2.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Subsequent event | Revolving credit facilities maturing in August 2027 | Aggregate borrowing upto $10 million
Subsequent Events
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,000,000
Commitment fee (in percentage)			0.70%
Subsequent event | Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million
Subsequent Events
Commitment fee (in percentage)			0.60%
Subsequent event | Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million | Minimum
Subsequent Events
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,000,000
Subsequent event | Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million | Maximum
Subsequent Events
Line of Credit Facility, Maximum Borrowing Capacity			20,000,000
Subsequent event | Revolving credit facilities maturing in August 2027 | Aggregate borrowing exceeding $20 million
Subsequent Events
Line of Credit Facility, Maximum Borrowing Capacity			$ 20,000,000
Commitment fee (in percentage)			0.50%
Subsequent event | $25 million revolving credit facility | NTT Finance Corporation
Subsequent Events
Number of Credit Facilities | item			2
Line of Credit Facility, Maximum Borrowing Capacity			$ 25,000,000
Subsequent event | $25 million revolving credit facility | Shinsei
Subsequent Events
Line of Credit Facility, Maximum Borrowing Capacity			$ 25,000,000
Subsequent event | Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares				$ 0.026
Aggregate amount paid for repurchase	$ 1,640,000
Aggregate units redeemed | shares	226,374
Average price per unit | $ / shares	$ 7.24
Subsequent event | Series A Preferred unit
Subsequent Events
Cash distribution				$ 1,700,000
Subsequent event | KNOT Shuttle Tankers 37 AS | Daqing Facility
Subsequent Events
Final payment which includes balloon payment and last quarterly installment				$ 62,300,000
Spread on variable rate				1.94%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Subsequent event | Knutsen Shuttle Tankers 34 AS | Sale and leaseback of the Tove Knutsen
Subsequent Events
Lease period		10 years
Gross sales price		$ 100,000,000
Realized net proceeds after fees and expenses		$ 32,000,000
Subsequent event | Daqing Knutsen
Subsequent Events
Option to extend term (in years)				5 years
Charter term for receiving from charterer a rate of hire				7 years
Subsequent event | Daqing Knutsen | KNOT Shuttle Tankers AS | KNOT Shuttle Tankers 37 AS | KNOT Shuttle Tankers 37 AS
Subsequent Events
Purchase price for acquisition				$ 95,000,000
Capitalized fees				300,000
Initial costs				24,800,000
Subsequent event | Daqing Knutsen | KNOT Shuttle Tankers AS | KNOT Shuttle Tankers 37 AS | KNOT Shuttle Tankers 37 AS | Daqing Facility
Subsequent Events
Outstanding indebtedness				$ 70,500,000